INCORPORATION AND GOING CONCERN (Details)								12 Months Ended
	Feb. 12, 2021 USD ($)	Dec. 14, 2020 $ / shares	Dec. 10, 2020 USD ($)	Jun. 25, 2020	Feb. 12, 2020 USD ($)	Aug. 22, 2019 USD ($)	Sep. 18, 2018	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Going concern and uncertainty
Cash on hand								$ 12,935,860		$ 5,292,833	$ 9,242,809	$ 17,507,157
Aggregate gross proceeds from registered direct offering								$ 12,900,000
Conversion of stock split ratio							0.01
Nasdaq notification for non-compliance
Going concern and uncertainty
Minimum bid price requirement | $ / shares		$ 1.00
Grace period to regain compliance		180 days	180 days			180 days
Minimum market value requirement			$ 35,000,000			$ 35,000,000			$ 35,000,000
Number of consecutive business days				10 days
February 2021 offering
Going concern and uncertainty
Gross proceeds from issue of units	$ 72,000,000				$ 72,000,000
Maximum number of years proceeds from financing offerings meets the requirements of operations	3 years				3 years